S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 07, 2025 USD ($) $ / shares shares
Apex Treasury Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 20,000
Class B Ordinary Shares [Member] | Apex Treasury Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	8,333,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Independent Director Nominees [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	30,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 90
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Advisors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	50,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 150
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Paul Sykes [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	100,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 300
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Private Placement Warrants [Member] | Apex Treasury Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,500,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1